Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	December 31, 2021	December 31, 2022
	RMB	RMB
Assets

Cash and cash equivalents	-	5,080,204
investment securities	-	11,320,828
Investments in subsidiaries	392,559,403	392,559,403
Other assets	291,457,560	212,636,091
Total assets	684,016,963	621,596,526
Liabilities and shareholders’ equity

Accrued employee benefits	-	620,748
Other operating liabilities	9,697,485	10,827,876
Total liabilities	9,697,485	11,448,624
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)	916,743	916,743
Treasury stock	-	(87,631,475)
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(7,467,430)	(7,944,752)
Accumulated other comprehensive losses	(24,552,280)	(615,059)
Total shareholders’ equity	674,319,478	610,147,902

Total liabilities and shareholders’ equity	684,016,963	621,596,526

Schedule of condensed statements of comprehensive income
	Year ended December 31
	2021	2022
	RMB	RMB
Interest and fees income
Interest income on debt securities	-	621,472
Interest on deposits with banks	171	20,593
Total interest and fees income	171	642,065

Realized gains on sales of investments, net	-	2,889,427
Other gains, net	481,007	(22)
Total non-interest income	481,007	2,889,405

Operating expenses
Employee compensation and benefits	(580,464)	(620,748)
Other expenses	(90,221)	(3,388,044)
Total operating expenses	(670,685)	(4,008,792)

Income before income tax expense	(189,507)	(477,322)
Net losses	(189,507)	(477,322)
Other comprehensive (losses)/income
Foreign currency translation adjustment	(6,970,285)	23,937,221
Comprehensive (losses)/income	(7,159,792)	23,459,899

Schedule of condensed statements of cash flows
	Year ended December 31
	2021	2022
	RMB	RMB
Cash flows from operating activities:

Net losses	(189,507)	(477,322)
Other operating assets	483,825	67,500,641
Other operating liabilities	(3,609,478)	1,751,140
Net cash (used in)/provided by operating activities	(3,315,160)	68,774,459
Cash flows from financing activities:
Repurchase of ordinary shares	-	(87,631,475)
Net cash used in financing activities	-	(87,631,475)
Net decrease in cash and cash equivalents	(3,315,160)	(18,857,016)
Cash and cash equivalents at the beginning of year	3,315,160	-
Effect of exchange rate change on cash and cash equivalents	-	23,937,220
Cash and cash equivalents at the end of year	-	5,080,204